Segment Information - Summary of Information of Reportable Segments (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 150,135	$ 135,925	[1]	$ 100,711	[1]
Operating segments [member] | Singapore Marketplace Segment [Member]
Disclosure of operating segments [line items]
Revenue	85,988	69,241		55,891
Adjusted EBITDA of the Group	65,300	47,626		33,355
Operating segments [member] | Vietnam Marketplace Segment [Member]
Disclosure of operating segments [line items]
Revenue	17,130	24,040		18,767
Adjusted EBITDA of the Group	778	5,470		2,063
Operating segments [member] | Malaysia Marketplace Segment [Member]
Disclosure of operating segments [line items]
Revenue	27,740	25,388		14,315
Adjusted EBITDA of the Group	14,803	10,208		(10,440)
Operating segments [member] | Other Asia Marketplace Segment [Member]
Disclosure of operating segments [line items]
Revenue	13,210	12,192		8,361
Adjusted EBITDA of the Group	2,962	(259)		(1,232)
Operating segments [member] | Fintech And Data Segment [Member]
Disclosure of operating segments [line items]
Revenue	6,067	5,064		3,377
Adjusted EBITDA of the Group	(9,299)	(7,344)		(4,634)
Operating segments [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	150,135	135,925		100,711
Adjusted EBITDA of the Group	$ 74,544	$ 55,701		$ 19,112

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).